Subsequent Events (Details) - Schedule of Common Stock Issued and Outstanding - Common Stock [Member] - shares	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Schedule of Common Stock Issued and Outstanding [Line Items]
The Company’s shares outstanding prior to Reverse Recapitalization	2,241,500	2,241,500
Shares issued to private rights	35,150	35,150
Conversion of the Company’s public shares and rights	790,097
Shares issued to service providers	801,539	801,539
Bonus shares issued to investors	166,000
Conversion of Nature’s Miracle’s shares into the Company’s ordinary shares	22,272,478
Total shares outstanding	26,306,764